Credit-related arrangements, repurchase agreements and commitments - Commitments (Details)	Dec. 31, 2024 USD ($) custodian	Dec. 31, 2023 USD ($)
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Purchase obligation	$ 20,325,000	$ 32,100,000
Number of custodians | custodian	1
Commitments to extend credit	$ 475,289,000	496,577,000
Documentary and commercial letters of credit	1,576,000	1,824,000
Total unfunded commitments to extend credit	476,865,000	498,401,000
Allowance for credit losses	$ (90,000)	(302,000)
Custodian
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Right to set-off against securities held, percent of utilized facility	110.00%
Commitments to extend credit	$ 200,000,000
Custodian | Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments to extend credit	$ 138,400,000	$ 120,000,000.0